IMPACT MANAGEMENT
                                INVESTMENT TRUST

                               IMPACT TOTAL RETURN
                                    PORTFOLIO

                                  ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS

                               SEPTEMBER 30, 2000

                                TABLE OF CONTENTS

SECTION                                                                     PAGE
--------------------------------------------------------------------------------

A Message From Your Chairman                                                   1

Fund Performance                                                             2-4

Financial Highlights                                                         5-6

Statement of Assets and Liabilities                                            7

Schedule of Investments in Securities                                        8-9

Statement of Operations                                                       10

Statements of Changes in Net Assets                                           11

Notes to Financial Statements                                              12-15

Independent Auditors' Report                                                  16

Dear Shareholders,

     The IMPACT Total Return Portfolio had its most successful year in providing investment results for its investors in fiscal 2000, though the U.S. stock market has had significantly greater volatility over the past 12 months. As opined in our semi-annual report dated March 31, 2000, "The time appears to be right for a well-timed, valued-oriented portfolio of securities to be part of an investor's core holdings.", and indeed that has played itself out in the second half of fiscal year 2000. The fund's investment advisor, Equity Assets Management, focused on the more reliable cyclical patterns of the stock market as delineated in their proprietary analysis and kept the fund heavily invested in equity securities throughout the past year. That combined with Schneider Capital Management's capable handling of and focus on identifying value stocks in which change is foreseeable but not yet reflected in the company's stock has achieved an important facet of the fund's objective, namely, providing capital appreciation.

     At the time of this writing, we still do not know who our president will be in the United States. Uncertainty and surprises are the two factors that the stock market dislikes more than any other. To summarize - the uncertainties that have been in place in the U.S. stock market over the past 18 months have included: Y2K fears, Federal Reserve interest rate policy and Federal Open Market Committee activity and the outcome of the U.S. presidential election. Only the third item in this list however, the outcome of the presidential election, can be said to have negatively jolted the stock market with both surprise and uncertainty. The other influences worked only in the arena of uncertainty, not surprise. It is safe to say that the U.S. will eventually get a president and that point will likely come when the court of public opinion turns on the candidates for protracting the election process.

     As for the economy, it has shown signs of slowing down in the second half of 2000. At times during that period there has been talk of the economy experiencing a soft landing. The question that now appears most pertinent is this, will the Federal Reserve give the green light to the stock market by saying one of the two following things, and if so, when? First, and less positive for the market, would be if the Fed were to simply say nothing more about their inflation concerns following a Federal Open Market Committee meeting. Or, secondly, they could be more aggressive and state that they are essentially no longer concerned about inflation thus communicating to the stock market that they are through raising rates, even leaving the door open to lowering rates later.

     Equity Assets Management's expectations are that the market cycle and business cycle will complete their normal duration and that the market likely has more upside left in it. After the cycles run their course the second facet of the fund's objective, income, through positioning the fund's assets in interest bearing cash equivalent securities will likely then come into play as the focus shifts from capital appreciation to protection of the investment capital. In the meantime, stockpicking by the fund's sub-advisor, Arnie Schneider of Schneider Capital Management, who has been described in a Barron's Magazine article as an "artist," will continue and we will eagerly watch as results progress.

Sincerely,

Charles R. Clark
Chairman - Impact Management Investment Trust

                         GROWTH OF A $10,000 INVESTMENT
                               RETAIL CLASS SHARES

[GRAPHIC OMITTED]

                              9/30/97     9/30/98     9/30/99     9/30/00
                              -------     -------     -------     -------
Impact Total Return           $10,000     $ 8,407     $ 9,374     $12,319
Russell 1000 Value Index      $10,000     $10,359     $12,298     $13,394
Russell 2000 Index            $10,000     $ 8,100     $ 9,645     $11,901
S&P 500 Index                 $10,000     $10,900     $13,925     $15,774

The graph above compares the initial and subsequent account values at the fiscal years ended September 30, 1998, 1999 and 2000 of the Fund, in relation to the S&P 500 Index, the Russell 2000 Index and the Russell 1000 Value Index. The graph assumes a $10,000 initial investment at October 1, 1997. Past performance is not indicative of future results.

                         GROWTH OF A $10,000 INVESTMENT
                               RETAIL CLASS SHARES

[GRAPHIC OMITTED]

                              5/03/99        9/30/99        9/30/00
                              -------        -------        -------
Impact Total Return           $10,000        $ 9,400        $12.353
Russell 1000 Value Index      $10,000        $ 8,994        $ 9,795
S&P 500 Index                 $10,000        $ 9,657        $10,939

Effective May 3, 1999, the Fund seeks to achieve it's objective by investing in companies with either characteristics similar to or listed in the Russell 1000 Value Index. The graph above compares the initial and subsequent account values at the fiscal years ended September 30, 1999 and 2000 in relation to the S&P 500 Index, and the Russell 1000 Value Index. The graph assumes a $10,000 initial investment at May 3, 1999. Past performance is not indicative of future results.

                         GROWTH OF A $10,000 INVESTMENT
                            TRADITIONAL CLASS SHARES

[GRAPHIC OMITTED]

                              2/03/00             9/30/00
                              -------             -------
Impact Total Return           $10,000             $12,780
Russell 1000 Value Index      $10,000             $10,698
S&P 500 Index                 $10,000             $10,155

The Traditional Class commenced operations on February 3, 2000. The graph above compares the initial and subsequent account values at the fiscal year ended September 30, 2000 in relation to the S&P 500 Index and the Russell 1000 Value Index. The graph assumes a $10,000 initial investment on February 3, 2000. Past performance is not indicative of future results.

                         GROWTH OF A $10,000 INVESTMENT
                             WHOLESALE CLASS SHARES

[GRAPHIC OMITTED]

                              10/5/99             9/30/00
                              -------             -------
Impact Total Return           $10,000             $13,220
Russell 1000 Value Index      $10,000             $10,854
S&P 500 Index                 $10,000             $11,165

The Wholesale Class commenced operations on October 5, 1999. The graph above compares the initial and subsequent account values at the fiscal year ended September 30, 2000 in relation to the S&P 500 Index and the Russell 1000 Value Index. The graph assumes a $10,000 initial investment on October 5, 1999. Past performance is not indicative of future results.

---------------------------------------------------------------
     Total Return as of 9/30/00
---------------------------------------------------------------
                                             Total Return
---------------------------------------------------------------
                                                        Since
                               Category      1 Year   Inception
---------------------------------------------------------------
Impact Total Return - Retail Class            31.3%       5.5%*
Impact Total Return - Traditional Class        N/A       27.8%+
Impact Total Return - Wholesale Class          N/A       32.2%^
---------------------------------------------------------------
Russell 1000 Value Index                       8.9%      13.9%*
---------------------------------------------------------------
Russell 2000 Index                            23.4%      11.6%*
---------------------------------------------------------------
S&P 500 Index                                 13.3%     20.71%*
---------------------------------------------------------------

The table above provides the average annual total return for the fiscal year of the Fund and since inception in relation the S&P 500 Index, the Russell 2000 Index and the Russell 1000 Value Index.

          *    Inception - July 1, 1997 (Annualized)
          +    Inception - February 3, 2000 (Not Annualized)
          ^    Inception - October 5, 1999 (Not Annualized)

Past performance does not predict future results. Investment return and principal value will fluctuate so that a investor's shares may be worth more or less than the original cost. All returns assume reinvestment of dividends.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                              --------------------

                              OCTOBER 5, 1999~  FEBRUARY 3, 2000{     YEAR ENDED      YEAR ENDED      YEAR ENDED   JUNE 17,1997+ TO
                              TO SEPTEMBER 30,   TO SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                     2000             2000               2000            1999            1998            1997
                               WHOLESALE CLASS  TRADITIONAL CLASS    RETAIL CLASS    RETAIL CLASS    RETAIL CLASS    RETAIL CLASS
                               ---------------  -----------------    ------------    ------------    ------------    ------------
PER SHARE DATA *
  Investment income                 $      .52         $     1.55      $      .20      $      .26      $      .29      $      .01
  Expenses                                (.30)              (.84)           (.19)           (.22)           (.21)           (.01)
                                    ----------         ----------      ----------      ----------      ----------      ----------
  Net investment income                    .22                .71             .01             .04             .08             .00
  Distributions from net
    investment income                      .00                .00             .00            (.08)           (.01)            .00
  Net realized and unrealized
    gain (loss) on investments            2.50               2.07            2.55             .86           (1.66)           (.08)
  Distributions from realized
    gains on investments                   .00                .00            (.48)           (.69)            .00            . 00
                                    ----------         ----------      ----------      ----------      ----------      ----------
  Net increase (decrease) in
    net asset value                       2.72               2.78            2.08             .13           (1.59)           (.08)

  Net asset value:
    Beginning of period                   8.45              10.00            8.46            8.33            9.92           10.00
                                    ----------         ----------      ----------      ----------      ----------      ----------

    End of period                   $    11.17         $    12.78      $    10.54      $     8.46      $     8.33      $     9.92
                                    ==========         ==========      ==========      ==========      ==========      ==========

RATIOS AND SUPPLEMENTAL DATA
  Total return #                         32.19%^            27.80%^         31.42%          11.50%         (15.93)%          (.80)%^
  Ratio of expenses to average
    net assets                            3.13%^             7.07%^          2.22%           2.47%#          2.25%#          2.25%^#
  Ratio of net investment income
    to average net assets                 2.36%^             6.08%^           .10%            .42%#          0.88%#          0.00%^
  Portfolio turnover rate               202.02%             93.35%         206.32%         254.79%         221.45%           0.00%
  Average commission rate paid           .0023              .0023           .0023      $    .0612      $    .1296      $    .1437
  Net assets, end of period         $1,441,027         $    9,348      $1,969,144      $6,270,819      $3,925,928      $  501,758
  Shares of beneficial interest
    outstanding, end of period         129 052                732         186 760         741 369         471 512          50 567
  Number of shareholder accounts,
    end of period                           75                  4              81             156             136              17

+    Commencement of operations.
* Selected data for a share of beneficial interest outstanding throughout each period.
^    Based  on   operations   for  the  period  shown  and,   accordingly,   not
     representative of a full year
# Excludes administrative fee and account closing fee charged directly to shareholder accounts (see Note 3 to financial statements).
~    Wholesale class began trading October 5, 1999 at $8.45 per share
{    Traditional class began trading February 3, 2000 at $10.00 per share

     The accompanying notes are an integral part of these statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2000
                               ==================

ASSETS
  Investments in securities, at value - identified cost $2,898,457    $  2,977,017
  Cash                                                                     416,520
  Dividends and interest receivable                                          4,297
  Receivable from securities sold                                           39,269
                                                                      ------------

    TOTAL ASSETS                                                         3,437,103
                                                                      ------------

LIABILITIES
  Payable for securities purchased                                          11,428
  Investment advisory fee payable                                            3,373
  Distribution expenses payable                                              1,839
  Administrative fee payable                                                   944
                                                                      ------------

    TOTAL LIABILITIES                                                       17,584
                                                                      ------------

NET ASSETS                                                            $  3,419,519
                                                                      ============

NET ASSETS CONSIST OF:
  Accumulated net investment income net of distributions              $     21,047
  Accumulated net realized gain                                            205,321
  Net unrealized appreciation                                               78,560
  Paid-in capital applicable to 316,544 no par value
    shares of beneficial interest outstanding;
    unlimited number of shares authorized                                3,114,591
                                                                      ------------

NET ASSETS                                                            $  3,419,519
                                                                      ============

                                                                   NET ASSET
                                   NET             SHARES          VALUE
                                   ASSETS          OUTSTANDING     PER SHARE
                                   ------------    ------------    ------------
RETAIL CLASS                       $  1,969,144         186,760    $      10.54
WHOLESALE CLASS                       1,441,027         129,052    $      11.17
TRADITIONAL CLASS                         9,348             732    $      12.78
                                   ------------    ------------
                                   $  3,419,519         316,544
                                   ============    ============

The accompanying notes are an integral part of this statement.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

                      SCHEDULE OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2000
                               ==================

                                                           SHARES        VALUES
                                                           ------        ------
CONVERTIBLE BONDS-2.7% OF NET ASSETS
   Consumer Products
    Asia Pulp & Paper Company Conv. (cost $131,143)                   $   94,437
                                                                      ----------

COMMON STOCKS-83.4%
   Consumer Products-11.5%
    Archer-Daniels-Midland Co.                             14,175     $  122,259
    Litton Industries, Inc.*                                1,000         44,688
    Visteon Corp.                                           1,800         27,225
    Tate & Lyle PLC                                         8,000        111,420
    Tyson Foods, Inc.                                       8,700         87,000

   Computers & Technology-3.8%
    Arrow Electronics, Inc.*                                  200          6,813
    Compuware Corporation*                                  1,700         14,238
    Ingram Micro, Inc.*                                     2,900         39,875
    Technip*                                                  500         69,711

   Energy and Utilities-10.4%
    CMS Energy Corporation                                  1,600         43,100
    PG & E Corporation                                        500         12,094
    Niagara Mohawk Holdings, Inc.*                         10,500        165,375
    R&B Falcon Corp.*                                       3,400         94,775
    Diamond Offshore Drilling, Inc.                         1,000         41,000

   Insurance-18.4%
    Washington Mutual, Inc.                                 4,000        159,250
    Aetna Inc.                                              2,400        139,350
    AON Corporation                                         2,800        109,900
    Progressive Corporation                                   800         65,500
    Humana, Inc.                                            6,700         72,025
    Partner Re, Ltd.                                        1,000         47,437
    UNUM Provident Corp.                                    1,300         35,425

   Basic Materials-5.6%
    IMC Global, Inc.                                        6,700         97,150
    Eastman Chemical Company                                1,500         55,406
    International Paper                                     1,400         40,162

   Services-2.8%
    Circuit City Stores                                     1,100         25,300
    JC Penney Company                                       3,400         40,162
    Toys R Us, Inc.*                                        2,000         32,500

   Capital Goods-8.5%
    CNH Global NV                                           9,100         91,000
    The Boeing Company                                      1,000         63,000
    Raytheon Class A                                        2,100         57,488
    Mesto Corporation                                       3,200         32,400
    Fluor Corporation                                       1,500         45,000

   Financial-13.6%
    Dime Bancorp, Inc.                                      4,500         97,031
    Loews Corporation                                         900         75,038
    Cincinnati Financial Corporation                        1,000         35,500
    Golden State Bancorp                                    6,000        141,750
    Ace Limited                                             3,000        117,750

   Communications-2.6%
    Loral Space & Communications Ltd.*                     14,500         88,812

The accompanying notes are an integral part of this statement.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

                      SCHEDULE OF INVESTMENTS IN SECURITIES

                               SEPTEMBER 30, 2000
                               ==================
                                   (continued)

                                                           SHARES        VALUES
                                                           ------        ------
   Transportation -4.0%
    CSX Corporation                                         4,200         91,613
    Tidewater, Inc.                                         1,000         45,500
   Healthcare -2.2%
    Tenet Healthcare Corporation*                           1,600         58,200
    Healthsouth Corporation*                                1,900         15,438
                                                                      ----------

TOTAL COMMON STOCKS (cost $2,739,394)                                  2,854,660
                                                                      ----------

SHORT-TERM INVESTMENTS-1.0%
   Rydex Series Trust-U.S. Government Money
    Market Fund (5.63% seven day yield, cost $27,920)                     27,920
                                                                      ----------

TOTAL INVESTMENTS IN SECURITIES-87.1% OF NET ASSETS
          (cost $2,898,457)                                           $2,977,017
                                                                      ==========

---------------------------------------
*Non-income producing security

The accompanying notes are an integral part of this statement.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED SEPTEMBER 30, 2000
                      =====================================

INVESTMENT INCOME
  Interest income                                                       $ 61,635
  Dividend income                                                         76,085
                                                                        --------

  TOTAL INCOME                                                           137,720
                                                                        --------

EXPENSES
  Investment advisory fee                                                 56,650
  Distribution expenses                                                   37,633
  Administrative expenses                                                 15,861
                                                                        --------

TOTAL EXPENSES                                                           110,144
                                                                        --------

NET INVESTMENT INCOME                                                     27,576
                                                                        --------

REALIZED AND UNREALIZED GAIN
  Net realized gain on securities                                        198,792
  Change in net unrealized appreciation or depreciation on securities    725,257
                                                                        --------
NET REALIZED AND UNREALIZED GAIN                                         924,049
                                                                        --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $951,625
                                                                        ========

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS BY CLASS:

RETAIL CLASS                                                            $621,039
WHOLESALE CLASS                                                          329,887
TRADITIONAL CLASS                                                            699
                                                                        --------
                                                                        $951,625
                                                                        ========

The accompanying notes are an integral part of this statement.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED SEPTEMBER 30, 2000 AND 1999
                 ===============================================

                                                                YEAR ENDED     YEAR ENDED
                                                              SEPTEMBER 30,  SEPTEMBER 30,
                                                                   2000           1999
                                                               ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   Operations
     Net investment income                                     $     27,576   $     30,248
     Net realized gain on securities                                198,792      1,082,431
     Change in net unrealized appreciation
       or depreciation on securities                                725,257       (331,051)
                                                               ------------   ------------

       Increase in net assets resulting from operations             951,625        781,628
                                                               ------------   ------------

   Distributions to shareholders
     from net investment income                                          --        (61,540)
     from net realized gains on investments                        (302,987)      (552,154)
                                                               ------------   ------------

     Total distributions to shareholders                           (302,987)      (613,694)
                                                               ------------   ------------

   Beneficial interest share transactions*
     Shares sold                                                  1,276,472      5,244,694
     Shares redeemed                                             (5,079,397)    (3,681,431)
     Shares issued for reinvestment of distributions                302,987        613,694
                                                               ------------   ------------

     Increase (decrease) in net assets from share transactions   (3,499,938)     2,176,957
                                                               ------------   ------------

       Total increase (decrease) in net assets                   (2,851,300)     2,344,891

Net assets
     Beginning of period                                          6,270,819      3,925,928
                                                               ------------   ------------

     End of period (including undistributed net
       investment income (loss)
       of $27,576 and $(6,529), respectively)                  $  3,419,519   $  6,270,819
                                                               ============   ============

     *Share information
     Shares sold                                                    138,039        606,390
     Shares redeemed                                               (577,864)      (400,831)
     Change in shares resulting from transfers between classes      (17,932)            --
     Shares issued for reinvestment of distributions                 32,933         64,298
                                                               ------------   ------------

       Increase in shares outstanding                               424,824        269,857
                                                               ============   ============

The accompanying notes are an integral part of these statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                          =============================

NOTE 1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL DESCRIPTION
-------------------

     IMPACT Management Investment Trust (the "Trust") was organized as a Massachusetts business trust on December 18, 1996. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. IMPACT Total Return Portfolio (formerly IMPACT Management Growth Portfolio)(the "Fund") is the initial Series of the Trust. The Trust commenced operations on June 17,1997, with the sale of 10,000 shares of beneficial interest of the Fund to Jordan American Holdings, Inc., d/b/a/ Equity Assets Management (the "Investment Advisor"), for cash in the amount of $100,000. The Trust commenced investing in securities on September 16, 1997.

     Effective May 1, 1999, the Trust changed the name of the Portfolio to the IMPACT Total Return Portfolio consistent with the changes made to the investment objective and policies. Effective May 1, 1999, the Trust began offering four classes of shares of beneficial interest (See Note 3).

SECURITIES VALUATION
--------------------

     Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the securities' principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market are valued at the mean between the last closing bid and asked prices in the market on that day.

METHOD OF REPORTING
-------------------

     The financial statements are presented in accordance with generally accepted accounting principles, which require the use of certain estimates made by the Fund's management. The Fund follows industry practice and records securities transactions on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recorded on the accrual basis.

FEDERAL INCOME TAXES
--------------------

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                          =============================
                                   (continued)

NOTE 2.   INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities, other than short-term investments, during the year ended September 30, 2000 were $18,568,672 and $12,346,872, respectively. At September 30, 2000, the aggregate cost of investments for federal income tax and financial reporting purposes was $2,898,457 and net unrealized appreciation aggregated $78,560, of which $485,175 related to appreciated investments and $406,615 to depreciated investments.

NOTE 3.   FEES, EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an investment advisory agreement with the Investment Advisor. The Investment Advisor makes investment decisions with respect to the assets of the Fund and reviews, supervises and administers the investment program of the Fund. As compensation for services rendered, the Investment Advisor receives an annual investment advisory fee based on the Fund's average daily net assets. The investment advisory fee is calculated daily and paid monthly. Effective May 1, 1999 the Trust entered into a sub-advisory agreement with Schneider Capital Management, Inc. ("Schneider"). Pursuant to the sub-advisory agreement, the Investment Advisor pays Schneider monthly at the rate of 60 basis points annually, out of its advisory fee.

     The Trust has a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act. Under the provisions of the Distribution Plan, the Fund pays or reimburses the Investment Advisor, affiliates or other third parties for expenses incurred in connection with the promotion and distribution of the Fund's shares based on the average daily net assets of the Fund.

     The Trust entered into an administrative service agreement with Impact Administrative Services, Inc. ("IASI"), a wholly-owned subsidiary of the Investment Advisor. Under the agreement, IASI provides administrative personnel and services necessary to operate the Fund including transfer agent and dividend disbursing agent services. IASI bears substantially all operating expenses of the Fund, excluding brokerage fees, interest charges and taxes. For these services, IASI was paid a fee of $165.00 per account through April 30, 1999. The annual fee paid to IASI was charged to shareholder accounts at each month end as a redemption of shares of beneficial interest. Subsequent to April 30, 1999, the Trust began charging an administrative service fee based on the daily net assets of the Fund. The administrative service fee is calculated daily and paid monthly to IASI. In addition, when a shareholder closes an account, IASI is paid a fee of $2.00 which is charged to the shareholder as a redemption of shares of beneficial interest.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                          =============================
                                   (continued)

NOTE 3.   FEES, EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES
          (continued)

     The following table describes the fees and expenses applicable to each class of shares.

                                 Retail     Traditional      Wholesale   Institutional
                                 Class          Class          Class        Class (2)
                             ------------   ------------   ------------   ------------
Sales Charge (1)                       --         5.75 %             --             --
Investment Advisory Fee            1.25 %         1.25 %         1.25 %         1.25 %
Distribution (12b-1) Fees          1.00 %         0.25 %         0.25 %           none
Administrative Expenses            0.35 %         0.35 %         0.35 %         0.35 %

     (1) Reduced for purchases of $50,000 or more, decreasing to zero for purchases over $1 million.
     (2) As of September 30, 2000 no shares of beneficial interest have been sold.

     A wholly-owned subsidiary of the Investment Advisor, IMPACT Financial Network, Inc., a broker and dealer in securities registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc., earned brokerage fees on the Fund's purchases and sales of investment securities aggregating approximately $0 and $7,695 and was reimbursed $37,633 and $74,430 pursuant to the provisions of the Distribution Plan for the years ended September 30, 2000 and 1999.

     Certain officers of the Trust and members of the Board of Trustees are also officers and directors of the Investment Advisor.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                          =============================
                                   (continued)

NOTE 4.   CAPITAL SHARE TRANSACTIONS

                                             YEAR ENDED                    YEAR ENDED
                                         SEPTEMBER 30, 2000            SEPTEMBER 30, 1999
                                        AMOUNT         SHARES         AMOUNT         SHARES
                                     ------------   ------------   ------------   ------------
RETAIL CLASS:
-------------
  Sold                               $    220,940         23,374   $  5,244,694        606,390
  Reinvestment                            302,987         32,933        613,694         64,298
  Repurchased                          (2,107,310)      (242,281)    (3,681,431)      (400,831)
  Transfers between classes            (3,036,344)      (368,634)            --             --
                                     ------------   ------------   ------------   ------------

     NET INCREASE (DECREASE) IN
     RETAIL CLASS                      (4,619,727)      (554,608)     2,176,957        269,857
                                     ------------   ------------   ------------   ------------

WHOLESALE CLASS:
----------------
  Sold                                  1,046,883        113,933             --             --
  Reinvestment                                 --             --             --             --
  Repurchased                          (2,972,087)      (335,583)            --             --
  Transfers between classes             3,036,344        350,702             --             --
                                     ------------   ------------   ------------   ------------

     NET INCREASE IN WHOLESALE CLASS    1,111,140        129,052             --             --
                                     ------------   ------------   ------------   ------------
TRADITIONAL CLASS:
------------------
  Sold                                      8,649            732             --             --
  Reinvestment                                 --             --             --             --
  Repurchased                                  --             --             --             --
                                     ------------   ------------   ------------   ------------

     NET INCREASE IN TRADITIONAL
     CLASS                                  8,649            732             --             --
                                     ------------   ------------   ------------   ------------

     TOTAL NET INCREASE (DECREASE) IN
     FUND                            $ (3,499,938)      (424,824)  $  2,176,957        269,857
                                     ============   ============   ============   ============

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees
IMPACT Management Investment Trust
IMPACT Total Return Portfolio

We have audited the accompanying statement of assets and liabilities of IMPACT Total Return Portfolio (the "Fund"), a Series of IMPACT Management Investment Trust, including the schedule of investments in securities, as of September 30, 2000, and the related statement of operations for the year ended September 30, 2000 and changes in net assets and financial highlights for the years ended September 30, 2000 and 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 1998 and the period from inception (June 17, 1997) to September 30, 1997 were audited by other auditors whose report dated October 22, 1998 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of IMPACT Total Return Portfolio, a Series of IMPACT Management Investment Trust, as of September 30, 2000 and 1999, and the results of its operations, changes in its net assets and the financial highlights for the years ended September 30, 2000 and 1999 in conformity with generally accepted accounting principles.

                                                     SPICER, JEFFRIES & CO.


Denver, Colorado
October 27, 2000

                                       11